                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:                           811-2715

Exact name of registrant as specified in charter:             Delaware Group State Tax Free Income Trust

Address of principal executive offices:                       2005 Market Street
                                                              Philadelphia, PA 19103

Name and address of agent for service:                        David F. Connor, Esq.
                                                              2005 Market Street
                                                              Philadelphia, PA 19103

Registrant's telephone number, including area code:           (800) 523-1918

Date of fiscal year end:                                      February 28

Date of reporting period:                                     October 31, 2005

Item 1.  Reports to Stockholders



                                             Delaware
                                             Investments(R)
                                             -----------------------------------
                                             A member of Lincoln Financial Group
FIXED INCOME








SEMIANNUAL REPORT AUGUST 31, 2005
--------------------------------------------------------------------------------
                  DELAWARE TAX-FREE PENNSYLVANIA FUND




[LOGO]
POWERED BY RESEARCH(R)

TABLE
  OF CONTENTS

-----------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     1
-----------------------------------------------------------------
SECTOR ALLOCATION                                               2
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statement of Net Assets                                       3

  Statement of Operations                                       7

  Statements of Changes in Net Assets                           8

  Financial Highlights                                          9

  Notes to Financial Statements                                12
-----------------------------------------------------------------
OTHER FUND INFORMATION                                         15
-----------------------------------------------------------------






    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

DISCLOSURE                       For the Period March 1, 2005 to August 31, 2005
  of fund expenses

As a shareholder of the Fund, you may incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2005 to August 31, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

DELAWARE TAX-FREE PENNSYLVANIA FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                     Expenses
                                                           Beginning    Ending                      Paid During
                                                            Account     Account       Annualized      Period
                                                             Value       Value          Expense       3/1/05 to
                                                            3/1/05      8/31/05          Ratio        8/31/05*
----------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,031.90         0.91%         $4.66
Class B                                                     1,000.00    1,027.90         1.69%          8.64
Class C                                                     1,000.00    1,027.90         1.69%          8.64
----------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,020.62         0.91%         $4.63
Class B                                                     1,000.00    1,016.69         1.69%          8.59
Class C                                                     1,000.00    1,016.69         1.69%          8.59
----------------------------------------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

SECTOR ALLOCATION                                          As of August 31, 2005
  DELAWARE TAX-FREE PENNSYLVANIA FUND

Sector designations may be different than the sector designations presented in other Fund materials.

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
MUNICIPAL BONDS                                                98.27%
------------------------------------------------------------------------
Airport Revenue Bonds                                           2.42%

Continuing Care/Retirement Revenue Bonds                        2.42%

Corporate-Backed Revenue Bonds                                  7.83%

Escrowed to Maturity Bonds                                      7.17%

Higher Education Revenue Bonds                                 16.61%

Hospital Revenue Bonds                                         11.25%

Investor Owned Utilities Revenue Bonds                          5.01%

Municipal Lease Revenue Bonds                                   1.47%

Parking Revenue Bonds                                           0.78%

Political Subdivision General Obligation Bonds                  0.34%

Ports & Harbors Revenue Bonds                                   1.74%

Pre-Refunded Bonds                                             11.02%

Public Utility District Revenue Bonds                           0.32%

School District General Obligation Bonds                        2.27%

School District Revenue Bonds                                   0.85%

Single Family Housing Revenue Bonds                             3.51%

Tax Increment/Special Assessment Bonds                          0.96%

Territorial Revenue Bonds                                       5.93%

Transportation Revenue Bonds                                    0.88%

Turnpike/Toll Road Revenue Bonds                                2.31%

Waste Disposal Revenue Bonds                                    0.11%

Water & Sewer Revenue Bonds                                    13.07%
------------------------------------------------------------------------
SHORT-TERM INVESTMENTS                                          0.24%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               98.51%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 1.49%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

STATEMENT                                    DELAWARE TAX-FREE PENNSYLVANIA FUND
  OF NET ASSETS                              August 31, 2005 (Unaudited)

                                                        Principal      Market
                                                         Amount        Value
MUNICIPAL BONDS - 98.27%
Airport Revenue Bonds - 2.42%
  Allegheny County Airport Revenue
    (Pittsburgh International Airport Project)
    Series A 5.75% 1/1/14 (MBIA) (AMT)                 $ 6,910,000   $ 7,741,204
  Lehigh Northampton Airport
    Authority Revenue
    (Lehigh Valley Airport Project) Series A
    6.00% 5/15/25 (MBIA) (AMT)                           1,525,000     1,670,622
    6.00% 5/15/30 (MBIA) (AMT)                           2,700,000     2,957,823
  Philadelphia Authority for Industrial
    Development Revenue
    (Sub-Air Cargo Project) Series A
    7.50% 1/1/25 (AMT)                                   2,500,000     2,619,650
                                                                     -----------
                                                                      14,989,299
                                                                     -----------
Continuing Care/Retirement Revenue Bonds - 2.42%
  Bucks County Industrial Development
    Authority Multi-Family County-Guaranteed
    (New Hope Manor Project) Series A
    5.40% 3/1/22 (AMT)                                   1,265,000     1,320,432
    5.50% 3/1/41 (AMT)                                   5,340,000     5,542,866
  Delaware County Industrial Development
    Authority Revenue Care Institute
    (Main Line Care Institute Project)
    9.00% 8/1/31                                         1,782,389     1,723,338
  Lancaster County Hospital Authority
    Revenue Health Center
    (Willow Valley Retirement Project)
    5.875% 6/1/31                                        2,100,000     2,239,146
  Lancaster Industrial Development
    Authority Revenue
    (Garden Spot Village Project) Series A
    7.625% 5/1/31                                        1,650,000     1,820,165
  Philadelphia Authority for Industrial
    Development Revenue
    (Germantown Senior Living Presbyterian
    Homes Project) Series A
    5.625% 7/1/35                                        2,295,000     2,351,687
                                                                     -----------
                                                                      14,997,634
                                                                     -----------
Corporate-Backed Revenue Bonds - 7.83%
  Allegheny County Industrial Development
    Authority Revenue Environmental
    Improvement Revenue
    (USX Corporation Project)
    5.50% 12/1/29                                       13,000,000    13,526,500
  Beaver County Industrial Development
    Authority Pollution Control Revenue
    (Atlantic Richfield Company Project)
    5.95% 7/1/21                                         5,100,000     5,310,681
  Bucks County Industrial Development
    Authority Environmental Improvement
    Revenue (USX Corporation Project)
    5.40% 11/1/17                                        2,250,000     2,459,925
  Luzerne County Industrial
    Development Authority
    (American Water Co. Project) Series A
    5.10% 9/1/34 (AMBAC) (AMT)                          15,000,000    15,808,800

                                                        Principal      Market
                                                         Amount        Value
MUNICIPAL BONDS (continued)
Corporate-Backed Revenue Bonds (continued)
  Pennsylvania Economic Development
    Financing Authority Solid Waste
    Disposal Revenue
    (Proctor & Gamble Paper Project)
    5.375% 3/1/31 (AMT)                                $10,000,000   $11,410,300
                                                                     -----------
                                                                      48,516,206
                                                                     -----------
Escrowed to Maturity Bonds - 7.17%
  Delaware County Authority Revenue
    Health Facilities
    (Mercy Health Corporation Project)
    6.00% 12/15/26                                       3,500,000     3,673,460
  New Morgan Guaranteed Revenue
    8.00% 11/1/05                                        1,315,000     1,325,402
  Pennsylvania State Higher Educational
    Facilities Authority College &
    University Revenues
    (University of the Arts Project)
    5.20% 3/15/25 (RADIAN)                               4,490,000     4,721,774
  Philadelphia Authority for Industrial
    Development Commercial Revenue
    (Girard Estates Facilities Leasing Project)
    5.00% 5/15/27                                        4,500,000     4,616,640
  Philadelphia Hospitals & Higher Education
    Facilities Authority Hospital Revenue
    (Presbyterian Medical Center Project)
    6.65% 12/1/19                                       13,000,000    16,181,229
  Pittsburgh Water & Sewer Authority Revenue
    (Crossover Refunding Projects)
    7.25% 9/1/14 (FGIC)                                  8,355,000     9,837,428
  Pottsville School District
    9.375% 5/1/06 (AMBAC)                                  105,000       109,099
  Southcentral General Authority Revenue
    (Wellspan Health Obligated Project)
    5.625% 5/15/26                                       3,610,000     4,002,732
                                                                     -----------
                                                                      44,467,764
                                                                     -----------
Higher Education Revenue Bonds - 16.61%
  Allegheny County Higher Education
    Building Authority Revenue
    (Carnegie Mellon University Project)
    5.25% 3/1/32                                         1,900,000     2,028,592
    (Chatham College Project)
    Series A 5.85% 3/1/22                                  650,000       687,538
    Series A 5.95% 3/1/32                                1,000,000     1,049,060
    Series B 5.75% 11/15/35                              4,000,000     4,261,440
  Delaware County Authority College Revenue
    (Eastern College Project) Series B
    5.50% 10/1/19                                        4,175,000     4,310,896
    5.50% 10/1/24                                        2,850,000     2,927,834
    (Haverford College Project)
    5.75% 11/15/29                                       1,875,000     2,090,663
  Erie County Higher Education Building
    Authority College Revenue
    (Mercyhurst College Project) Series B
    5.00% 3/15/23                                          750,000       765,135

STATEMENT                                    DELAWARE TAX-FREE PENNSYLVANIA FUND
  OF NET ASSETS (CONTINUED)

                                                        Principal      Market
                                                         Amount        Value
MUNICIPAL BONDS (continued)
Higher Education Revenue Bonds (continued)
  Lehigh County General Purpose
  Authority Revenue
  (Desales University Project)
  5.125% 12/15/23 (RADIAN)                          $  5,000,000    $  5,274,650
Lycoming County Authority
  College Revenue (Pennsylvania College
  of Technology Project)
  5.375% 7/1/30 (AMBAC)                                5,000,000       5,406,750
Montgomery County Higher Education
  and Health Authority College Revenue
  (Arcadia University Project)
  5.85% 4/1/21 (Connie Lee)                            5,465,000       5,662,123
Pennsylvania State Higher Educational
  Facilities Authority College &
  University Revenue
  (Drexel University Project)
  Series A 5.20% 5/1/29                                1,500,000       1,579,575
  Series A 5.20% 5/1/32                                1,000,000       1,052,110
  (Lafayette College Project)
  6.00% 5/1/30                                         2,500,000       2,777,025
  (Philadelphia University Project)
  6.00% 6/1/29 (RADIAN)                                1,800,000       1,970,082
  (Slippery Rock University Foundation)
  Series A 5.00% 7/1/37 (XLCA)                        11,155,000      11,752,238
  (Thomas Jefferson University Project)
  5.00% 1/1/29                                         5,000,000       5,237,100
  (Trustees University) Series C
  5.00% 7/15/38                                        6,000,000       6,361,920
  (Ursinus College)
  5.125% 1/1/33 (RADIAN)                               2,000,000       2,095,080
  (Widener University)
  5.00% 7/15/39                                        7,915,000       8,178,095
Pennsylvania State Public School Authority
  (Lehigh Career & Technical
  Institute Project)
  5.125% 10/1/28 (FGIC)                                2,800,000       2,990,792
Philadelphia Hospitals & Higher
  Educational Facilities Authority
  College Revenue
  (Chestnut Hill College Project)
  6.00% 10/1/29                                        4,360,000       4,499,564
Philadelphia Redevelopment
  Authority Revenue
  (Beech Student Housing Complex Project)
  5.50% 7/1/35 (ACA)                                   1,500,000       1,579,185
  5.625% 7/1/28 (ACA)                                  1,000,000       1,067,660
Swarthmore Borough Authority
  College Revenue
  (Swarthmore College Project)
  5.00% 9/15/31                                       15,000,000      15,646,199
West Cornwall Township Municipal
  Authority College Revenue
  (Elizabethtown College Project)
  6.00% 12/15/27                                       1,615,000       1,733,024
                                                                    ------------
                                                                     102,984,330
                                                                    ------------

                                                        Principal      Market
                                                         Amount        Value
MUNICIPAL BONDS (continued)
Hospital Revenue Bonds - 11.25%
  Allegheny County Hospital
    Development Authority
    (Ohio Valley General Hospital Project)
    Series A 5.125% 4/1/35                             $ 1,750,000   $ 1,804,880
  Berks County Municipal Authority Revenue
    (Health Care Reading Hospital
    Pooled Financing Project)
    5.00% 3/1/28                                        11,750,000    12,065,958
  Chester County Health & Educational
    Facilities Authority Health
    System Revenue
    (Jefferson Health Systems Project)
    Series B 5.375% 5/15/27                             14,270,000    14,953,817
  Lancaster County Hospital Revenue
    (General Hospital Project)
    5.50% 3/15/26                                        3,000,000     3,201,480
  Monroe County Hospital Authority Revenue
    (Pocono Medical Center Project)
    6.00% 1/1/43                                         6,710,000     7,262,904
  Montgomery County Higher Education and
    Health Authority Hospital Revenue
    (Abington Memorial Hospital)
    Series A 5.125% 6/1/32                               4,600,000     4,748,028
  (Catholic Health Systems East)
    Series C 5.50% 11/15/24                              1,150,000     1,248,003
  Mount Lebanon Hospital Authority
    (St. Clair Memorial Hospital Project)
    Series A 5.625% 7/1/32                               4,500,000     4,790,565
  Pennsylvania Economic Development
    Financing Authority Revenue
    (Dr. Gertrude A. Barber Center, Inc. Project)
    5.90% 12/1/30 (RADIAN)                               2,250,000     2,467,778
  Pennsylvania State Higher Education
    Facilities Authority Revenue
    (UPMC Health Systems Project)
    Series A 6.00% 1/15/31                              10,000,000    11,051,300
  St. Mary Hospital Authority Health
    System Revenue
    (Catholic Health East) Series B
    5.375% 11/15/34                                      5,750,000     6,141,460
                                                                     -----------
                                                                      69,736,173
                                                                     -----------
Investor Owned Utilities Revenue Bonds - 5.01%
  Cambria County Industrial Development
    Authority Pollution Control Revenue
    (Pennsylvania Electric Co. Project)
    Series A 5.80% 11/1/20 (MBIA)                        4,000,000     4,098,120
    Series B 6.05% 11/1/25 (MBIA) (AMT)                  9,700,000     9,937,359
  Carbon County Industrial Development
    Authority Resource Recovery
    (Panther Creek Partners Project)
    6.65% 5/1/10 (AMT)                                   7,790,000     8,471,236
  Indiana County Industrial Development
    Authority Pollution Control Revenue
    (PSE&G Power Project)
    5.85% 6/1/27 (AMT)                                   3,000,000     3,170,910
  Pennsylvania Economic Development
    Financing Authority Exempt
    Facilities Revenue
    6.75% 12/1/36 (AMT)                                  5,000,000     5,397,400
                                                                     -----------
                                                                      31,075,025
                                                                     -----------

STATEMENT                                    DELAWARE TAX-FREE PENNSYLVANIA FUND
  OF NET ASSETS (CONTINUED)

                                                        Principal      Market
                                                         Amount        Value
MUNICIPAL BONDS (continued)
Municipal Lease Revenue Bonds - 1.47%
  Philadelphia Authority for Industrial
    Development Lease Revenue Series B
    5.25% 10/1/30 (FSA)                               $ 4,510,000    $ 4,833,142
  Philadelphia Redevelopment Authority
    Revenue (Neighborhood Transformation)
    Series C 5.00% 4/15/31 (FGIC)                       4,000,000      4,252,600
                                                                     -----------
                                                                       9,085,742
                                                                     -----------
Parking Revenue Bonds - 0.78%
  Pennsylvania Economic Development
    Financing Authority Revenue
    (30th Street Station Garage Project)
    5.875% 6/1/33 (ACA) (AMT)                           4,500,000      4,862,790
                                                                     -----------
                                                                       4,862,790
                                                                     -----------
Political Subdivision General Obligation Bonds - 0.34%
  Lancaster County Series A
    5.00% 11/1/27 (FGIC)                                2,000,000      2,106,940
                                                                     -----------
                                                                       2,106,940
                                                                     -----------
Ports & Harbors Revenue Bonds - 1.74%
  Delaware River Port Authority
    (Pennsylvania and New Jersey Port
    District Project) Series B
    5.70% 1/1/21 (FSA)                                  8,560,000      9,350,259
  Erie Western Pennsylvania Port Authority
    General Revenue 6.25% 6/15/10 (AMT)                 1,365,000      1,441,795
                                                                     -----------
                                                                      10,792,054
                                                                     -----------
!Pre-Refunded Bonds - 11.02%
  Abington School District
    6.00% 5/15/26-06 (FGIC)                             6,000,000      6,134,040
  Chester (Guaranteed Host Community
    Project) 7.25% 12/1/05-05                           1,785,000      1,803,992
  Erie Water Authority Revenue Series A
    5.125% 12/1/25-11 (MBIA)                            4,000,000      4,407,840
  Harrisburg Authority Office & Parking
    Revenue Series A 6.00% 5/1/19-08                    7,500,000      8,073,750
  Indiana County Industrial Development
    Authority Revenue
    (Student Co-op Association, Inc. Project)
    Series A 5.875% 11/1/24-06 (AMBAC)                  1,000,000      1,034,020
    5.875% 11/1/29-06 (AMBAC)                           1,000,000      1,034,020
  Norwin School District
    6.00% 4/1/30-10 (FGIC)                              2,000,000      2,230,140
  Pennsylvania State Higher Education
    Assistance Agency Capital Acquisition
    5.875% 12/15/30-10 (MBIA)                           7,385,000      8,338,404
  Pennsylvania State Higher Educational
    Facilities Authority Revenue
    (Drexel University Project)
    6.00% 5/1/29-09                                     3,000,000      3,297,570
    (University of Pennsylvania Project)
    Series B 5.90% 9/1/15-05                            4,205,000      4,205,000
    (Ursinus College Project)
    5.90% 1/1/27-07                                     1,000,000      1,057,960
  Pennsylvania State Turnpike
    Commission Series F
    5.00% 7/15/31-11 (AMBAC)                            1,000,000      1,100,090
    5.00% 7/15/41-11 (AMBAC)                            1,600,000      1,760,144

                                                        Principal      Market
                                                         Amount        Value
MUNICIPAL BONDS (continued)
!Pre-Refunded Bonds (continued)
  Philadelphia Authority for Industrial
    Development Revenue (Stapeley Hall
    Germantown Continuing Care
    Community Project) 6.60% 1/1/16-07                 $ 5,250,000   $ 5,327,700
  Southcentral General Authority Revenue
    (Wellspan Health Obligated)
    5.625% 5/15/26-11                                   16,390,000    18,533,320
                                                                     -----------
                                                                      68,337,990
                                                                     -----------
Public Utility District Revenue Bonds - 0.32%
 ^Philadelphia Gas Works Revenue Capital
    Appreciation Series C
    6.884% 1/1/12 (AMBAC)                                2,500,000     1,986,925
                                                                     -----------
                                                                       1,986,925
                                                                     -----------
School District General Obligation Bonds - 2.27%
  Canon McMillan School District Series B
    5.25% 12/1/34 (FGIC)                                 3,580,000     3,910,792
  Greater Johnstown School District
    Series C 5.125% 8/1/25 (MBIA)                        7,500,000     7,985,325
  McGuffey School District
    5.125% 8/1/31 (FGIC)                                 2,000,000     2,151,240
                                                                     -----------
                                                                      14,047,357
                                                                     -----------
School District Revenue Bonds - 0.85%
  Pennsylvania Economic Development
    Financing Authority School Revenue
    (Germantown Friends School Project)
    5.35% 8/15/31                                        2,820,000     2,983,165
  Pennsylvania State Public School
    Building Authority (Lehigh Career &
    Technical Institute Project)
    5.25% 10/1/32 (FGIC)                                 2,140,000     2,309,788
                                                                     -----------
                                                                       5,292,953
                                                                     -----------
Single Family Housing Revenue Bonds - 3.51%
  Allegheny County Residential Finance
    Authority Mortgage Revenue
    Series II-2 5.90% 11/1/32 (GNMA) (AMT)                 975,000     1,026,812
    Series KK-2 5.40% 5/1/26 (GNMA) (AMT)                2,740,000     2,857,683
  Pennsylvania Housing Finance Agency
    Single Family Mortgage
    Series 66A 5.65% 4/1/29 (AMT)                        3,765,000     3,909,312
    Series 70A 5.90% 4/1/31 (AMT)                        8,250,000     8,603,925
    Series 72A 5.35% 10/1/31 (AMT)                       5,190,000     5,352,810
                                                                     -----------
                                                                      21,750,542
                                                                     -----------
Tax Increment/Special Assessment Bonds - 0.96%
  Allegheny County Redevelopment Authority
    (Pittsburgh Mills Project) 5.60% 7/1/23              2,000,000     2,111,800
    (Waterfront Project) Series B
    6.00% 12/15/10                                       1,000,000     1,097,670
    6.40% 12/15/18                                       2,500,000     2,766,400
                                                                     -----------
                                                                       5,975,870
                                                                     -----------
Territorial Revenue Bonds - 5.93%
  Puerto Rico Commonwealth Highway &
    Transportation Authority Revenue
    Series E 5.50% 7/1/19 (FSA)                          1,450,000     1,719,251
    Series G 5.00% 7/1/33                                3,000,000     3,144,330
    Series G 5.00% 7/1/42                                5,000,000     5,232,100
    Series J 5.00% 7/1/34                                3,550,000     3,737,511

STATEMENT                                    DELAWARE TAX-FREE PENNSYLVANIA FUND
  OF NET ASSETS (CONTINUED)

                                                        Principal      Market
                                                         Amount        Value
MUNICIPAL BONDS (continued)
Territorial Revenue Bonds (continued)
  Puerto Rico Commonwealth Infrastructure
    Financing Authority Tax Revenue
    Series B 5.00% 7/1/41                           $  5,350,000    $  5,641,736
  Puerto Rico Public Buildings Authority
    Revenue (Government Facilities) Series I
    5.25% 7/1/33                                      16,000,000      17,264,959
                                                                    ------------
                                                                      36,739,887
                                                                    ------------
Transportation Revenue Bonds - 0.88%
  Pennsylvania Economic Development
    Financing Authority Facilities Revenue
    (Amtrak Project)
    Series A 6.375% 11/1/41 (AMT)                      5,000,000       5,434,850
                                                                    ------------
                                                                       5,434,850
                                                                    ------------
Turnpike/Toll Road Revenue Bonds - 2.31%
  Delaware River Toll Bridge 5.00% 7/1/28              3,000,000       3,154,530
  Pennsylvania State Turnpike Commission
    Series A 5.00% 12/1/34 (AMBAC)                     8,000,000       8,533,280
    Series R 5.00% 12/1/30 (AMBAC)                     2,500,000       2,642,900
                                                                    ------------
                                                                      14,330,710
                                                                    ------------
Waste Disposal Revenue Bonds - 0.11%
  Chester Resource Recovery
    (Guaranteed Host Community Project)
    7.25% 12/1/05                                        655,000         657,987
                                                                    ------------
                                                                         657,987
                                                                    ------------
Water & Sewer Revenue Bonds - 13.07%
  Allegheny County Sanitation Authority
    Series A 5.00% 12/1/30 (MBIA)                      2,500,000       2,685,525
  Dauphin County Industrial Development
    Authority Water Development Revenue
    (Dauphin Consolidated Water
    Supply Project) Series B 6.70% 6/1/17              1,750,000       2,171,680
  Delaware County Industrial Development
    Authority Water Facilities Revenue
    (Philadelphia Suburban Water Project)
    6.00% 6/1/29 (FGIC) (AMT)                          3,000,000       3,283,710
 &First Albany Corporation Municipal
    Trusts Inverse Floater
    5.68% 12/15/14 (AMBAC)                            46,500,000      54,650,055
  Philadelphia Water & Waste Revenue
    5.00% 7/1/35 (FSA)                                 5,000,000       5,333,750
  Pittsburgh Water & Sewer Authority
    Revenue First Lien
    5.00% 9/1/29 (MBIA)                                2,210,000       2,363,418
    5.125% 12/1/31 (AMBAC)                            10,000,000      10,556,200
                                                                    ------------
                                                                      81,044,338
                                                                    ------------
TOTAL MUNICIPAL BONDS (cost $556,682,047)                            609,213,366
                                                                    ------------
SHORT-TERM INVESTMENTS - 0.24%
oVariable Rate Demand Notes - 0.24%
  Chester County Industrial Development
    Authority Revenue
    (Archdiocese of Philadelphia)
    2.30% 7/1/31                                       1,500,000       1,500,000
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $1,500,000)                                                    1,500,000
                                                                    ------------

TOTAL MARKET VALUE OF SECURITIES - 98.51%
  (cost $558,182,047)                                              $610,713,366
RECEIVABLES AND OTHER ASSETS NET
  OF LIABILITIES - 1.49%                                              9,240,736
                                                                   ------------
NET ASSETS APPLICABLE TO 75,393,108 SHARES
  OUTSTANDING - 100.00%                                            $619,954,102
                                                                   ============

Net Asset Value - Delaware Tax-Free Pennsylvania Fund
  Class A ($591,992,699 / 71,992,647 Shares)                              $8.22
                                                                          -----
Net Asset Value - Delaware Tax-Free Pennsylvania Fund
  Class B ($20,176,504 / 2,453,833 Shares)                                $8.22
                                                                          -----
Net Asset Value - Delaware Tax-Free Pennsylvania Fund
  Class C ($7,784,899 / 946,628 Shares)                                   $8.22
                                                                          -----

COMPONENTS OF NET ASSETS AT AUGUST 31, 2005:
Shares of beneficial interest
  (unlimited authorization -- no par)                              $591,826,744
Accumulated net realized loss on investments                        (24,403,961)
Net unrealized appreciation of investments                           52,531,319
                                                                   ------------
Total net assets                                                   $619,954,102
                                                                   ============

&An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of August 31, 2005. See Note 7 in "Notes to Financial Statements."
^Zero coupon security. The interest rate shown is the yield at the time of purchase.
!Pre-Refunded Bonds are municipals that are generally backed or secured by U.S.
 Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 7 in "Notes to Financial Statements."
oVariable rate securities. The interest rate shown is the rate as of August 31, 2005.

SUMMARY OF ABBREVIATIONS:
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
Connie Lee - Insured by the College Construction Insurance Association FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
XLCA - Insured by XL Capital Assurance

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE TAX-FREE PENNSYLVANIA FUND
Net asset value Class A (A)                                               $8.22
Sales charge (4.50% of offering price) (B)                                 0.39
                                                                          -----
Offering price                                                            $8.61
                                                                          =====

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

STATEMENT                           DELAWARE TAX-FREE PENNSYLVANIA FUND
  OF OPERATIONS                     Six Months Ended August 31, 2005 (Unaudited)

INVESTMENT INCOME:
  Interest                                                                             $16,379,663
                                                                                       -----------

EXPENSES:
  Management fees                                                         $1,695,300
  Distribution expenses -- Class A                                           795,882
  Distribution expenses -- Class B                                           106,871
  Distribution expenses -- Class C                                            35,935
  Dividend disbursing and transfer agent fees and expenses                   177,835
  Accounting and administration expenses                                     112,430
  Reports and statements to shareholders                                      50,652
  Legal and professional fees                                                 47,468
  Insurance fees                                                              44,208
  Custodian fees                                                              19,763
  Trustees' fees                                                              15,814
  Registration fees                                                            9,645
  Pricing fees                                                                 1,920
  Other                                                                       17,412     3,131,135
                                                                          ----------
  Less waived distribution expenses -- Class A                                            (124,683)
  Less expense paid indirectly                                                             (15,601)
                                                                                       -----------
  Total expenses                                                                         2,990,851
                                                                                       -----------
NET INVESTMENT INCOME                                                                   13,388,812
                                                                                       -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                                       1,305,459
  Net change in unrealized appreciation/depreciation of investments                      4,721,432
                                                                                       -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                          6,026,891
                                                                                       -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $19,415,703
                                                                                       ===========

See accompanying notes

STATEMENTS                                   DELAWARE TAX-FREE PENNSYLVANIA FUND
  OF CHANGES IN NET ASSETS

                                                                                                 Six Months             Year
                                                                                                   Ended                Ended
                                                                                                  8/31/05              2/28/05
                                                                                                (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                                         $ 13,388,812         $ 28,586,626
  Net realized gain (loss) on investments                                                          1,305,459           (2,301,473)
  Net change in unrealized appreciation/depreciation of investments                                4,721,432           (6,871,442)
                                                                                                ------------         ------------
  Net increase in net assets resulting from operations                                            19,415,703           19,413,711
                                                                                                ------------         ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                                                      (12,885,298)         (27,377,048)
    Class B                                                                                         (376,990)            (966,625)
    Class C                                                                                         (126,524)            (242,953)
                                                                                                ------------         ------------
                                                                                                 (13,388,812)         (28,586,626)
                                                                                                ------------         ------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                                        8,232,402           19,585,281
    Class B                                                                                          486,588              839,761
    Class C                                                                                        1,046,129            1,176,846

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                        7,400,947           15,748,757
    Class B                                                                                          196,716              489,434
    Class C                                                                                           89,844              180,938
                                                                                                ------------         ------------
                                                                                                  17,452,626           38,021,017
                                                                                                ------------         ------------
  Cost of shares repurchased:
    Class A                                                                                      (28,572,392)         (65,815,138)
    Class B                                                                                       (3,938,705)          (7,252,145)
    Class C                                                                                         (278,060)            (501,276)
                                                                                                ------------         ------------
                                                                                                 (32,789,157)         (73,568,559)
                                                                                                ------------         ------------
Decrease in net assets derived from capital share transactions                                   (15,336,531)         (35,547,542)
                                                                                                ------------         ------------
NET DECREASE IN NET ASSETS                                                                        (9,309,640)         (44,720,457)

NET ASSETS:
  Beginning of period                                                                            629,263,742          673,984,199
                                                                                                ------------         ------------
  End of period (there was no undistributed net investment income at either period end)         $619,954,102         $629,263,742
                                                                                                ============         ============

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                              Delaware Tax-Free Pennsylvania Fund Class A
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                             Year Ended
                                                             8/31/05(1)   2/28/05      2/29/04     2/28/03      2/28/02     2/28/01
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $8.140      $8.250       $8.140      $7.950       $7.820      $7.460

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.177       0.365        0.365       0.374        0.387       0.402
Net realized and unrealized gain (loss) on investments          0.080      (0.110)       0.110       0.189        0.130       0.360
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.257       0.255        0.475       0.563        0.517       0.762
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.177)     (0.365)      (0.365)     (0.373)      (0.387)     (0.402)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.177)     (0.365)      (0.365)     (0.373)      (0.387)     (0.402)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $8.220      $8.140       $8.250      $8.140       $7.950      $7.820
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(2)                                                 3.19%       3.23%        6.00%       7.29%        6.78%      10.47%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $591,993    $599,172     $638,325    $669,042     $682,030    $695,329
Ratio of expenses to average net assets                         0.91%       0.89%        0.90%       0.92%        0.89%       0.92%
Ratio of expenses to average net assets  prior to expense
  limitation and expenses paid indirectly                       0.96%       0.93%        0.94%       0.92%        0.89%       0.92%
Ratio of net investment income to average net assets            4.31%       4.54%        4.47%       4.69%        4.92%       5.26%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            4.26%       4.50%        4.43%       4.69%        4.92%       5.26%
Portfolio turnover                                                16%         11%          12%         18%          38%         23%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share for the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                              Delaware Tax-Free Pennsylvania Fund Class B
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                             Year Ended
                                                             8/31/05(1)   2/28/05      2/29/04     2/28/03      2/28/02     2/28/01
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $8.140      $8.250       $8.140      $7.950       $7.820      $7.460

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.145       0.303        0.301       0.312        0.324       0.341
Net realized and unrealized gain (loss) on investments          0.080      (0.110)       0.110       0.189        0.130       0.360
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.225       0.193        0.411       0.501        0.454       0.701
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.145)     (0.303)      (0.301)     (0.311)      (0.324)     (0.341)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.145)     (0.303)      (0.301)     (0.311)      (0.324)     (0.341)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $8.220      $8.140       $8.250      $8.140       $7.950      $7.820
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(2)                                                 2.79%       2.44%        5.17%       6.46%        5.93%       9.59%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $20,176     $23,235      $29,589     $34,914      $37,533     $36,350
Ratio of expenses to average net assets                         1.69%       1.67%        1.68%       1.70%        1.69%       1.72%
Ratio of net investment income to average net assets            3.53%       3.76%        3.69%       3.91%        4.12%       4.46%
Portfolio turnover                                                16%         11%          12%         18%          38%         23%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                              Delaware Tax-Free Pennsylvania Fund Class C
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                             Year Ended
                                                             8/31/05(1)   2/28/05      2/29/04     2/28/03      2/28/02     2/28/01
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $8.140      $8.250       $8.140      $7.950       $7.820      $7.460

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.145       0.302        0.301       0.312        0.324       0.340
Net realized and unrealized gain (loss) on investments          0.080      (0.110)       0.110       0.189        0.130       0.360
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.225       0.192        0.411       0.501        0.454       0.700
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.145)     (0.302)      (0.301)     (0.311)      (0.324)     (0.340)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.145)     (0.302)      (0.301)     (0.311)      (0.324)     (0.340)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $8.220      $8.140       $8.250      $8.140       $7.950      $7.820
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(2)                                                 2.79%       2.43%        5.17%       6.46%        5.93%       9.58%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $7,785      $6,857       $6,070      $5,197       $4,512      $3,898
Ratio of expenses to average net assets                         1.69%       1.67%        1.68%       1.70%        1.69%       1.72%
Ratio of net investment income to average net assets            3.53%       3.76%        3.69%       3.91%        4.12%       4.46%
Portfolio turnover                                                16%         11%          12%         18%          38%         23%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

NOTES                                        DELAWARE TAX-FREE PENNSYLVANIA FUND
  TO FINANCIAL STATEMENTS                    August 31, 2005 (Unaudited)

Delaware Group State Tax-Free Income Trust (the "Trust") is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Pennsylvania Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of the Delaware Tax-Free Pennsylvania Fund is to seek a high level of current interest income exempt from federal income tax and certain Pennsylvania state and local taxes, consistent with the preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended August 31, 2005 were approximately $15,601. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Effective May 19, 2005, the Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average daily net assets for accounting and administration services. Prior to May 19, 2005, the Fund paid DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for the Fund's Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above. DDLP has contracted to waive distribution and service fees through June 30, 2006 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets. This contractual waiver is applied to the shares of the Fund that were acquired on or after June 1, 1992 in calculating the applicable 12b-1 fee rate.

At August 31, 2005, the Fund had liabilities payable to affiliates as follows:

  Investment management fees payable to DMC                           $282,822
  Dividend disbursing, transfer agent, accounting
    and administration fees and other expenses
    payable to DSC                                                      54,716
  Other expenses payable to DMC and affiliates*                        187,216

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including internal legal services provided to the Fund by DMC employees. For the six months ended August 31, 2005, the Delaware Tax-Free Pennsylvania Fund was charged $16,074 for internal legal services provided by DMC.

NOTES                                        DELAWARE TAX-FREE PENNSYLVANIA FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
For the six months ended August 31, 2005, DDLP earned $21,862 for commissions on sales of the Fund's Class A shares. For the six months ended August 31, 2005, DDLP received gross contingent deferred sales charge commissions of $3,550, $5,247 and $622 on redemption of the Fund's Class A, Class B and Class C shares, respectively. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS
For the six months ended August 31, 2005, the Fund made purchases of $48,240,692 and sales of $66,356,858 of investment securities other than short-term investments.

At August 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2005, the cost of investments was $562,877,857. At August 31, 2005, the net unrealized appreciation was $47,835,509 of which $47,837,550 related to unrealized appreciation of investments and $2,041 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended August 31, 2005 and the year ended February 28, 2005 was as follows:

                                                   Six Months          Year
                                                     Ended             Ended
                                                    8/31/05*          2/28/05
                                                  -----------       -----------
  Tax-exempt income                               $13,388,812       $28,586,626

*Tax information for the six months ended August 31, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of August 31, 2005, the estimated components of net assets on a tax basis were as follows:

  Shares of beneficial interest                                   $591,826,744
  Capital loss carryforwards                                       (19,708,151)
  Unrealized appreciation of investments                            47,835,509
                                                                  ------------
  Net assets                                                      $619,954,102
                                                                  ============

The difference between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at February 28, 2005 will expire as follows: $9,193,068 expires in 2008, $8,323,306 expires in 2009 and $1,161,652 expires in 2010.

For the six months ended August 31, 2005, the Fund had capital losses of $1,030,125, which may be added to the capital loss carryforwards.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                        Six Months      Year
                                                          Ended         Ended
                                                         8/31/05       2/28/05
Shares sold:
  Class A                                               1,009,930     2,429,500
  Class B                                                  59,583       104,213
  Class C                                                 127,934       146,265

Shares issued upon reinvestment of
  dividends and distributions:
  Class A                                                 906,683     1,952,449
  Class B                                                  24,102        60,707
  Class C                                                  11,006        22,433
                                                       ----------    ----------
                                                        2,139,238     4,715,567
                                                       ----------    ----------
Shares repurchased:
  Class A                                              (3,500,289)   (8,183,287)
  Class B                                                (483,261)     (898,361)
  Class C                                                 (34,210)      (62,560)
                                                       ----------    ----------
                                                       (4,017,760)   (9,144,208)
                                                       ----------    ----------
Net decrease                                           (1,878,522)   (4,428,641)
                                                       ==========    ==========

For the six months ended August 31, 2005 and the year ended February 28, 2005, 339,915 Class B shares were converted to 339,696 Class A shares valued at $2,767,656 and 510,991 Class B shares were converted to 510,991 Class A shares valued at $4,123,073, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of August 31, 2005, or at any time during the period.

NOTES                                        DELAWARE TAX-FREE PENNSYLVANIA FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

7. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by Pennsylvania municipalities. The value of these investments may be adversely affected by new legislation within Pennsylvania, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of Net Assets.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Statement of Net Assets.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at that time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At August 31, 2005, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

8. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

OTHER                                        DELAWARE TAX-FREE PENNSYLVANIA FUND
  FUND INFORMATION                           August 31, 2005 (Unaudited)

BOARD CONSIDERATION OF DELAWARE TAX-FREE PENNSYLVANIA FUND INVESTMENT ADVISORY AGREEMENT
At a meeting held on May 18-19, 2005 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Tax-Free Pennsylvania Fund (the "Fund"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Fund performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Lipper reports compared the Fund's investment performance and expenses with those of other comparable mutual funds. The Board also requested and received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager's profitability organized by client type, including the Fund; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit the advisor's ability to fully invest in accordance with the Fund's policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Jude Driscoll, Chairman of the Delaware Investments Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions raised by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board, and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Fund's investment advisor during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc., noting the receipt by such affiliate of the DALBAR Pyramid Award in four of the last six years and the continuing expenditures by Delaware Investments to increase and improve the scope of shareholder services. Additionally, the Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments Family of Funds, including the privilege to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Fund. The Board was pleased by DMC's investment performance, noting Barron's ranking of the Delaware Investments Family of Funds in the top quartile of mutual fund families for 2002 - 2004. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the highest performance is ranked first, and a fund with the lowest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one, three, five and 10 year periods ended February 28, 2005. The Board noted its objective that the Fund's performance be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board's view of such performance.

The Performance Universe for this Fund consisted of the Fund and all retail and institutional Pennsylvania municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one and three year periods was in the first quartile of such Performance Universe. The report further showed that the Fund's total return for the five year period was in the second quartile and the Fund's total return for the 10 year period was in the third quartile. The Board was satisfied with such performance.

OTHER                                        DELAWARE TAX-FREE PENNSYLVANIA FUND
  FUND INFORMATION (CONTINUED)

BOARD CONSIDERATION OF DELAWARE TAX-FREE PENNSYLVANIA FUND INVESTMENT ADVISORY AGREEMENT (CONTINUED)

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds, Delaware Investments' institutional separate account business and other lines of business at Delaware Investments. The Board stated its belief that, given the differing level of service provided to Delaware Investments' various clients and other factors that related to the establishment of fee levels, variations in the levels of fees and expenses were justified. The Board placed significant emphasis on the comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of similar funds as selected by Lipper (the "Expense Group") and among the other Delaware Investments funds. In reviewing comparative costs, the Fund's contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Fund's total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board noted its objective to limit the Fund's total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board's view of such expenses.

The expense comparisons for the Fund showed that its management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that the Fund's total expenses were not in line with the Board's objective. In evaluating the total expenses, the Board considered waivers in place through June 2006. The Board was satisfied with management's efforts to improve the Fund's total expense ratio and bring it in line with the Board's objective.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. At the Board's request, management also provided information relating to Delaware Investments' profitability by client type. The information provided set forth the revenue, expenses and pre-tax income/loss attributable to the Delaware Investments Family of Funds, Delaware Investments' separate account business and other lines of business at Delaware Investments. Emphasis was given to the level and type of service provided to the various clients. The Board was satisfied with the level of profits realized by Delaware Investments from its relationships with the Fund and the Delaware Investments Family of Funds.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Fund's management contract fell within the standard structure. The Board also noted that the Fund's assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the manager and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders.

Delaware
Investments(R)
-----------------------------------
A member of Lincoln Financial Group

This semiannual report is for the information of Delaware Tax-Free Pennsylvania Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Pennsylvania Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                          AFFILIATED OFFICERS                      CONTACT INFORMATION
JUDE T. DRISCOLL                           MICHAEL P. BISHOF                        INVESTMENT MANAGER
Chairman                                   Senior Vice President and                Delaware Management Company,
Delaware Investments Family of Funds       Chief Financial Officer                  a Series of Delaware Management Business Trust
Philadelphia, PA                           Delaware Investments Family of Funds     Philadelphia, PA
                                           Philadelphia, PA
THOMAS L. BENNETT                                                                   NATIONAL DISTRIBUTOR
Private Investor                           RICHELLE S. MAESTRO                      Delaware Distributors, L.P.
Rosemont, PA                               Executive Vice President,                Philadelphia, PA
                                           Chief Legal Officer and Secretary
JOHN A. FRY                                Delaware Investments Family of Funds     SHAREHOLDER SERVICING, DIVIDEND
President                                  Philadelphia, PA                         DISBURSING AND TRANSFER AGENT
Franklin & Marshall College                                                         Delaware Service Company, Inc.
Lancaster, PA                              JOHN J. O'CONNOR                         2005 Market Street
                                           Senior Vice President and Treasurer      Philadelphia, PA 19103-7094
ANTHONY D. KNERR                           Delaware Investments Family of Funds
Managing Director                          Philadelphia, PA                         FOR SHAREHOLDERS
Anthony Knerr & Associates                                                          800 523-1918
New York, NY
                                                                                    FOR SECURITIES DEALERS AND FINANCIAL
LUCINDA S. LANDRETH                                                                 INSTITUTIONS REPRESENTATIVES ONLY
Former Chief Investment Officer                                                     800 362-7500
Assurant, Inc.
Philadelphia, PA                                                                    WEB SITE
                                                                                    www.delawareinvestments.com
ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

J. RICHARD ZECHER
Founder
Investor Analytics
Scottsdale, AZ

Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries.

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------


(9757)                                                        Printed in the USA
SA-007 [8/05] IVES 10/05                                    MF-05-09-023 PO10439

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits

(a) (1) Code of Ethics

         Not applicable.

    (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

    (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

        Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP STATE TAX FREE INCOME TRUST


       Jude T. Driscoll
----------------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  November 2, 2005

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


       Jude T. Driscoll
----------------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  November 2, 2005


       Michael P. Bishof
----------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  November 2, 2005